Consolidated Statements of Shareholders' Equity - USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Sale at the Market [Member] Common Stock [Member]	Sale at the Market [Member] Additional Paid-in Capital [Member]	Sale at the Market [Member] Retained Earnings [Member]	Sale at the Market [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, January 1, 2015 (in shares) at Dec. 31, 2014									5,715,731
Balance, January 1, 2015 at Dec. 31, 2014									$ 171,472	$ 268,374,336	$ (168,343,304)	$ 100,202,504
Net loss attributable to common shareholders											(15,687,132)	(15,687,132)
Issuance of shares, net of issuance costs (in shares)									2,343,335
Issuance of shares, net of issuance costs									$ 70,300	10,156,810		10,227,110
Rounding of stock split (in shares)									794
Rounding of stock split									$ 24	(24)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									135,900
Issuance of restricted shares for stock incentive award and share-based compensation									$ 4,077	302,034		306,111
Balance (in shares) at Dec. 31, 2015									8,195,760
Balance at Dec. 31, 2015									$ 245,873	278,833,156	(184,030,436)	95,048,593
Net loss attributable to common shareholders											(45,946,822)	(45,946,822)
Issuance of shares, net of issuance costs (in shares)	719,425				978,847
Issuance of shares, net of issuance costs	$ 21,583	$ 978,417		$ 1,000,000	$ 29,365	$ 1,881,287		$ 1,910,652
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									82,080
Issuance of restricted shares for stock incentive award and share-based compensation									$ 2,462	291,879		294,341
Issuance of shares for vessel acquisition, net of issuance costs (in shares)									900,000
Issuance of shares for vessel acquisition, net of issuance costs									$ 27,000	1,773,000		1,800,000
Balance (in shares) at Dec. 31, 2016									10,876,112
Balance at Dec. 31, 2016									$ 326,283	283,757,739	(229,977,258)	54,106,764
Net loss attributable to common shareholders											(7,903,371)	(7,903,371)
Issuance of shares, net of issuance costs (in shares)					301,780
Issuance of shares, net of issuance costs					$ 9,060	$ 365,183		$ 374,243
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									100,270
Issuance of restricted shares for stock incentive award and share-based compensation									$ 3,008	113,554		116,562
Shares forfeited (in shares)									(4,036)
Shares forfeited									$ (121)	121
Balance (in shares) at Dec. 31, 2017									11,274,126
Balance at Dec. 31, 2017									$ 338,230	$ 284,236,597	$ (237,880,629)	$ 46,694,198